Restatement of Previously Issued Financial Statements - Schedule of Error Corrections and Prior Period Adjustments (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Warrant Liability	$ 13,676,500	$ 201,012,750
Ordinary Shares Subject to Possible Redemption	258,890,370	259,865,172
Additional Paid-in Capital	0	0
Accumulated Deficit	(21,295,320)	(214,909,172)
Shareholders' Equity	(21,294,673)	(214,908,525)
Change in fair value of warrant liability	(201,125)	(187,336,250)
Net income (loss)	$ 1,679,125	$ (192,639,050)
Basic and diluted net loss per share	$ 0.05	$ (5.96)
Class B [Member]
Basic and diluted net loss per share	$ 0.05	$ (5.96)
As Previously Reported [Member]
Ordinary Shares Subject to Possible Redemption	$ 246,272,190	$ 240,969,395
Class A Ordinary Shares	125	185
Additional Paid-in Capital	4,968,144	10,270,879
Accumulated Deficit	31,091	(5,271,709)
Shareholders' Equity	5,000,007	5,000,002
Net income (loss)	$ 31,091	$ (5,302,800)
As Previously Reported [Member] | Class B [Member]
Basic and diluted net loss per share	$ 0.01	$ (0.93)
Adjustments [Member]
Warrant Liability	$ 13,676,500	$ 201,012,750
Ordinary Shares Subject to Possible Redemption	12,618,180	18,895,777
Class A Ordinary Shares	(125)	(185)
Additional Paid-in Capital	(4,968,144)	(10,270,879)
Accumulated Deficit	(21,326,411)	(209,637,463)
Shareholders' Equity	(26,294,680)	(219,908,527)
Change in fair value of warrant liability	(201,125)	(187,336,250)
Net income (loss)	$ 1,648,034	$ (187,336,250)
Adjustments [Member] | Class B [Member]
Basic and diluted net loss per share	$ 0.04	$ (5.03)